Business Combination - Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 01, 2026	Dec. 31, 2025	Nov. 18, 2025	Aug. 13, 2025
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,489		$ 1,578
Trade payables and other current liabilities	(2,050)		$ (2,213)
Tax remeasurement adjustment against goodwill	$ 8
Synopsys Inc
Disclosure of detailed information about business combination [line items]
Current assets		$ 5
Other noncurrent assets		20
Developed technology		68
In-process research and development		28
Customer relationships		145
Trade payables and other current liabilities		(19)
Other noncurrent liabilities		(6)
Net identifiable assets acquired		241
Add: Goodwill		214
Net assets acquired		$ 455
Micro Foundry Pte Ltd
Disclosure of detailed information about business combination [line items]
Current assets				$ 87
Other noncurrent assets				36
Developed technology				74
In-process research and development				63
Customer relationships				66
Trade payables and other current liabilities				(17)
Other noncurrent liabilities				(30)
Net identifiable assets acquired				279
Add: Goodwill				174
Net assets acquired				$ 453
MIPS Holdings Inc
Disclosure of detailed information about business combination [line items]
Current assets					$ 13
Other noncurrent assets					13
Developed technology					39
In-process research and development					44
Customer relationships					49
Trade payables and other current liabilities					(20)
Other noncurrent liabilities					(11)
Net identifiable assets acquired					127
Add: Goodwill					99
Net assets acquired					$ 226